Net Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Net Earnings Per Common Share

		2023	2022	2021
Weighted average common shares outstanding – basic (thousands of shares)		1,091,312	1,134,960	1,181,250
Effect of dilutive stock options (thousands of shares)		10,812	14,222	5,307
Weighted average common shares outstanding – diluted (thousands of shares)		1,102,124	1,149,182	1,186,557
Net earnings		$8,233	$10,937	$7,664
Net earnings per common share	– basic	$7.54	$9.64	$6.49
	– diluted	$7.47	$9.52	$6.46